GENERAL AND ADMINISTRATION (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Salaries and benefits	$ 3,326	$ 4,546	$ 13,354	$ 15,238
Office and administration	1,186	628	3,319	4,167
Professional fees	2,234	1,396	6,985	10,295
Share based compensation	1,550	416	1,652	1,522
Rent	260	465	1,700	1,692
Other	186	669	2,818	2,065
Total	$ 8,742	$ 8,120	$ 29,828	$ 34,979